                               ING INVESTORS TRUST
                        ING AIM Mid Cap Growth Portfolio

                        Supplement dated August 17, 2005
                      to the Institutional Class Prospectus
                              Dated April 29, 2005

Effective immediately, the Prospectus is revised as follows:

1. The bar chart entitled "ING AIM Mid Cap Growth Portfolio - Annual Total Returns(1)(2)" on page 4 of the Prospectus is deleted in its entirety and replaced with the following (the footnotes remain unchanged):

[CHART]

          ING AIM MID CAP GROWTH PORTFOLIO - ANNUAL TOTAL RETURNS(1)(2)

1996     19.39
1997     23.16
1998      0.84
1999     56.24
2000    (12.45)
2001    (21.17)
2002    (31.69)
2003     44.16
2004      7.56

2. The table entitled "Best Quarter - Worst Quarter" on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

                                  BEST QUARTER

                      Quarter Ended 12/31/99       39.19%

                                  WORST QUARTER

                      Quarter Ended 9/30/01        (30.52)%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE